Principal Accounting Policies (Details) - Schedule of straight-line method over their estimated useful lives	12 Months Ended
Dec. 31, 2022
Buildings [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Residual value	5.00%
Buildings [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	10
Buildings [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	50
Electronic devices and other general equipment [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	2
Residual value	0.00%
Electronic devices and other general equipment [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	5
Residual value	5.00%
Leasehold Improvements [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	Over the shorter of lease term or the estimated useful lives of the assets
Residual value	0.00%